FINANCIAL REPORTING BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL REPORTING BY SEGMENT
Summary of company's operating segments

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2025	Chile	Argentina	Brazil	Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,319,136,024	743,463,364	976,907,746	314,659,686	(9,330,969)	3,344,835,851
Cost of sales	(871,161,843)	(402,209,929)	(591,130,936)	(182,782,385)	9,605,969	(2,037,679,124)
Distribution expenses	(105,586,109)	(98,103,991)	(75,937,785)	(17,036,707)	—	(296,664,592)
Administrative expenses	(215,872,575)	(160,414,495)	(134,620,377)	(44,218,175)	—	(555,125,622)
Financial income	4,911,713	1,776,760	10,796,800	954,339	—	18,439,612
Financial costs	(36,486,570)	(4,230,018)	(27,501,825)	—	—	(68,218,413)
Share of entity in income of associates accounted for using the equity method, total	(881,145)	—	3,795,041	—	—	2,913,896
Income tax expense	(35,346,977)	(27,141,446)	(40,009,007)	(7,659,497)	—	(110,156,927)
Other income (expenses)	(22,054,781)	(6,610,945)	(2,795,601)	3,594,061	—	(27,867,266)
Net income of the segment reported	36,657,737	46,529,300	119,504,056	67,511,322	275,000	270,477,415

Depreciation and amortization	59,720,407	43,194,473	41,427,158	15,174,455	(275,000)	159,241,493

Current assets	560,362,117	144,285,504	244,460,128	83,945,032	—	1,033,052,781
Non-current assets	899,299,770	322,176,655	820,894,414	344,981,798	—	2,387,352,637
Segment assets, total	1,459,661,887	466,462,159	1,065,354,542	428,926,830	—	3,420,405,418

Carrying amount in associates accounted for using the equity method, total	45,641,870	—	41,446,001	—	—	87,087,871

Purchase of property, plant and equipment	82,414,851	35,767,333	122,175,235	37,464,796	—	277,822,215

Current liabilities	238,966,685	129,772,961	301,583,342	60,089,529	—	730,412,517
Non-current liabilities	916,231,359	39,559,512	516,413,218	21,234,964	—	1,493,439,053
Segment liabilities, total	1,155,198,044	169,332,473	817,996,560	81,324,493	—	2,223,851,570

Cash flows from (used in) operating activities	268,604,567	68,620,260	91,656,678	32,245,897	—	461,127,402
Cash flows from (used in) investing activities	(80,494,816)	(40,041,398)	(90,574,347)	(37,464,796)	—	(248,575,357)
Cash flows from (used in) financing activities	(132,802,798)	(25,061,467)	(3,461,981)	(1,085,965)	—	(162,412,211)

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2024	Chile	Argentina	Brazil	Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Net sales	1,245,017,869	798,447,268	909,678,045	282,065,004	(10,975,181)	3,224,233,005
Cost of sales	(824,059,469)	(428,873,483)	(542,292,798)	(161,442,839)	11,305,181	(1,945,363,408)
Distribution expenses	(101,148,705)	(106,646,693)	(66,879,135)	(15,312,475)	—	(289,987,008)
Administrative expenses	(200,770,283)	(180,872,313)	(141,148,019)	(39,010,598)	—	(561,801,213)
Financial income	10,879,956	(2,505,917)	19,571,322	1,014,557	—	28,959,918
Financial costs	(32,598,203)	(11,204,328)	(26,611,352)	—	—	(70,413,883)
Share of entity in income of associates accounted for using the equity method, total	(2,298,261)	—	3,295,905	—	—	997,644
Income tax expense	(42,534,666)	(35,815,666)	(48,040,456)	(7,001,858)	—	(133,392,646)
Other income (expenses)	(26,486,958)	7,091,473	1,526,372	(719,171)	—	(18,588,284)
Net income of the segment reported	26,001,280	39,620,341	109,099,884	59,592,620	330,000	234,644,125

Depreciation and amortization	51,077,980	47,953,737	36,388,203	16,021,013	(330,000)	151,110,933

Current assets	528,419,153	174,373,750	224,628,287	85,774,550	—	1,013,195,740
Non-current assets	867,381,313	387,082,375	728,698,570	294,746,275	—	2,277,908,533
Segment assets, total	1,395,800,466	561,456,125	953,326,857	380,520,825	—	3,291,104,273

Carrying amount in associates accounted for using the equity method, total	46,683,997	—	38,508,713	—	—	85,192,710

Disbursements on segment non-cash assets	105,146,894	76,780,061	93,640,763	15,973,893	—	291,541,611

Current liabilities	426,497,211	186,311,088	240,103,614	53,232,081	—	906,143,994
Non-current liabilities	923,267,523	49,094,282	378,537,102	19,664,352	—	1,370,563,259
Segment liabilities, total	1,349,764,734	235,405,370	618,640,716	72,896,433	—	2,276,707,253

Cash flows from (used in) operating activities	237,563,057	33,918,565	70,270,360	15,489,929	—	357,241,911
Cash flows from (used in) investing activities	(163,677,289)	(75,645,230)	(34,556,219)	(15,973,893)	—	(289,852,631)
Cash flows from (used in) financing activities	(77,241,755)	32,332,916	(73,477,219)	(1,372,118)	—	(119,758,176)

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated,
For the period ended December 31, 2023	Chile	Argentina	Brazil	Paraguay	eliminations	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Revenues from ordinary activities	1,191,974,011	460,337,955	745,382,614	223,840,649	(3,098,177)	2,618,437,052
Cost of sales	(785,163,742)	(234,814,106)	(460,648,667)	(124,798,917)	3,428,177	(1,601,997,255)
Distribution expenses	(98,940,612)	(60,925,828)	(55,074,448)	(12,866,291)	—	(227,807,179)
Administrative expenses	(185,062,364)	(98,996,057)	(116,836,812)	(30,400,282)	—	(431,295,515)
Financial income	12,892,543	8,497,135	9,251,681	754,808	—	31,396,167
Financial costs	(31,413,255)	(6,174,445)	(27,700,652)	—	—	(65,288,352)
Share of entity in income of associates accounted for using the equity method, total	320,225	—	2,395,944	—	—	2,716,169
Income tax expense	(27,867,269)	(25,000,923)	(27,122,886)	(6,003,229)	—	(85,994,307)
Oher income (expenses)	(40,422,909)	(20,238,217)	(1,651,128)	(3,343,039)	—	(65,655,293)
Net income of the segment reported	36,316,628	22,685,514	67,995,646	47,183,699	330,000	174,511,487

Depreciation and amortization	44,930,478	23,055,893	31,384,619	13,730,334	(330,000)	112,771,324

Current assets	537,875,316	86,006,922	276,111,516	81,777,273	—	981,771,027
Non-current assets	818,222,777	192,749,170	651,665,020	277,112,895	—	1,939,749,862
Segment assets, total	1,356,098,093	278,756,092	927,776,536	358,890,168	—	2,921,520,889

Carrying amount in associates accounted for using the equity method, total	49,790,788	—	42,008,479	—	—	91,799,267

Segment disbursements of non-monetary assets	98,330,718	24,421,786	50,018,391	19,936,603	—	192,707,498

Current liabilities	256,032,001	107,654,447	284,887,152	44,297,696	—	692,871,296
Non-current liabilities	965,276,582	23,188,614	300,646,803	18,552,180	—	1,307,664,179
Segment liabilities, total	1,221,308,583	130,843,061	585,533,955	62,849,876	—	2,000,535,475

Cash flows (used in) provided by in Operating Activities	196,897,114	32,330,115	118,389,616	19,213,391	—	366,830,236
Cash flows (used in) provided by Investing Activities	(224,464,143)	(24,421,513)	110,533,381	(19,936,603)	—	(158,288,878)
Cash flows (used in) provided by Financing Activities	19,739,413	3,911,735	(209,887,714)	(890,232)	—	(187,126,798)